Commission and Fee Income (Tables)	6 Months Ended
Jun. 30, 2022
Commissions and Fee Income [Abstract]
Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]
Disaggregation of revenues by product type and business segment
	Three months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	57	7	67	4	0	(1)	135
Commissions for assets under management	5	0	90	914	(0)	0	1,009
Commissions for other securities	151	0	12	0	0	0	163
Underwriting and advisory fees	7	336	3	0	0	(6)	341
Brokerage fees	4	82	283	20	1	(0)	390
Commissions for local payments	119	0	242	0	0	1	362
Commissions for foreign commercial business	120	8	19	0	0	(1)	145
Commissions for foreign currency/exchange business	5	0	1	0	0	(0)	6
Commissions for loan processing and guarantees	157	72	83	0	1	1	315
Intermediary fees	1	1	142	0	0	2	145
Fees for sundry other customer services	69	90	0	29	0	0	188
Total fee and commissions income	696	596	941	967	3	(4)	3,200
Gross expense							(699)
Net fees and commissions							2,502

	Three months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	60	10	65	6	1	(1)	141
Commissions for assets under management	4	0	88	844	(0)	0	936
Commissions for other securities	106	0	10	0	0	0	117
Underwriting and advisory fees	9	566	3	0	0	(15)	564
Brokerage fees	5	66	318	22	25	1	437
Commissions for local payments	112	1	151	0	0	3	267
Commissions for foreign commercial business	111	6	25	0	0	(1)	142
Commissions for foreign currency/exchange business	2	0	1	0	0	(0)	3
Commissions for loan processing and guarantees	135	79	74	0	2	0	290
Intermediary fees	2	(1)	154	0	0	2	157
Fees for sundry other customer services	62	128	12	27	(0)	1	230
Total fee and commissions income	609	855	903	899	27	(8)	3,284
Gross expense							(711)
Net fees and commissions							2,574

Prior years’ comparatives aligned to presentation in the current year
	Six months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	112	13	132	9	0	(1)	265
Commissions for assets under management	10	0	193	1,829	(0)	0	2,032
Commissions for other securities	262	(0)	24	0	0	0	286
Underwriting and advisory fees	19	832	6	0	0	(22)	835
Brokerage fees	11	149	696	36	1	(0)	894
Commissions for local payments	236	2	485	0	0	7	730
Commissions for foreign commercial business	237	14	39	0	0	(2)	288
Commissions for foreign currency/exchange business	10	0	2	0	0	(0)	12
Commissions for loan processing and guarantees	299	130	162	0	1	2	595
Intermediary fees	6	1	330	0	0	6	344
Fees for sundry other customer services	139	173	3	62	1	1	379
Total fee and commissions income	1,341	1,315	2,072	1,937	4	(9)	6,658
Gross expense							(1,401)
Net fees and commissions							5,257

	Six months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	120	23	128	11	2	(2)	283
Commissions for assets under management	8	0	176	1,660	(0)	0	1,844
Commissions for other securities	201	(0)	21	1	0	0	222
Underwriting and advisory fees	21	1,151	9	0	(0)	(30)	1,151
Brokerage fees	12	129	715	40	58	(0)	954
Commissions for local payments	221	2	385	0	0	5	612
Commissions for foreign commercial business	221	11	50	0	0	(1)	280
Commissions for foreign currency/exchange business	4	0	3	0	0	(0)	6
Commissions for loan processing and guarantees	275	130	151	0	3	2	560
Intermediary fees	7	1	306	0	0	6	321
Fees for sundry other customer services	134	242	23	59	2	2	461
Total fee and commissions income	1,223	1,689	1,965	1,771	65	(18)	6,695
Gross expense							(1,382)
Net fees and commissions							5,313

Prior years’ comparatives aligned to presentation in the current year